Short-term investments (Details) - Schedule of short-term investments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of short-term investments [Abstract]
Marketable securities	$ 1,114,770
Time deposits	18,000,000
Wealth management products	16,328,476	40,835,000
Total	$ 35,443,246	$ 40,835,000